Net Loss Per Share - Computation of Company's Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net loss	$ (20,629)	$ (16,611)	$ (33,800)	$ (27,222)
Gain due to repurchase of Series A preferred stock		9
Net loss attributable to common stockholders	$ (20,629)	$ (16,602)	$ (33,791)	$ (28,200)
Weighted-average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	916,017	880,708	892,315	815,340
Net loss per share attributable to common stockholders, basic and diluted	$ (22.52)	$ (18.85)	$ (37.87)	$ (34.59)